Cover	Jul. 30, 2026
Class of Stock [Line Items]
Document Type	8-K
Document Period End Date	Jul. 30, 2026
Entity Registrant Name	AMAZON.COM, INC.
Entity Incorporation, State or Country Code	DE
Entity File Number	001-43202
Entity Tax Identification Number	91-1646860
Entity Address, Address Line One	410 Terry Avenue North
Entity Address, City or Town	Seattle
Entity Address, State or Province	WA
Entity Address, Postal Zip Code	98109-5210
City Area Code	206
Local Phone Number	266-1000
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	false
Entity Central Index Key	0001018724
Amendment Flag	false
Common Stock, par value $.01 per share
Class of Stock [Line Items]
Title of 12(b) Security	Common Stock, par value $.01 per share
Trading Symbol	AMZN
Security Exchange Name	NASDAQ
Floating Rate Notes due 2028
Class of Stock [Line Items]
Title of 12(b) Security	Floating Rate Notes due 2028
No Trading Symbol Flag	true
Security Exchange Name	NASDAQ
2.800% Notes due 2028
Class of Stock [Line Items]
Title of 12(b) Security	2.800% Notes due 2028
No Trading Symbol Flag	true
Security Exchange Name	NASDAQ
3.100% Notes due 2030
Class of Stock [Line Items]
Title of 12(b) Security	3.100% Notes due 2030
No Trading Symbol Flag	true
Security Exchange Name	NASDAQ
3.350% Notes due 2032
Class of Stock [Line Items]
Title of 12(b) Security	3.350% Notes due 2032
No Trading Symbol Flag	true
Security Exchange Name	NASDAQ
3.700% Notes due 2035
Class of Stock [Line Items]
Title of 12(b) Security	3.700% Notes due 2035
No Trading Symbol Flag	true
Security Exchange Name	NASDAQ
4.050% Notes due 2039
Class of Stock [Line Items]
Title of 12(b) Security	4.050% Notes due 2039
No Trading Symbol Flag	true
Security Exchange Name	NASDAQ
4.450% Notes due 2045
Class of Stock [Line Items]
Title of 12(b) Security	4.450% Notes due 2045
No Trading Symbol Flag	true
Security Exchange Name	NASDAQ
4.850% Notes due 2064
Class of Stock [Line Items]
Title of 12(b) Security	4.850% Notes due 2064
No Trading Symbol Flag	true
Security Exchange Name	NASDAQ